VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—73.4%
Angola —1.8%
Republic of Angola
144A 8.000%, 11/26/29(2)	$ 109	$ 100
144A 8.750%, 4/14/32(2)	1,091	991
144A 9.125%, 11/26/49(2)	754	634
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	2,983	2,895
		4,620

Argentina—2.1%
Provincia De Buenos Aires RegS 6.625%, 9/1/37(4)(5)	2,378	1,078
Republic of Argentina
1.000%, 7/9/29	1,016	611
0.750%, 7/9/30(5)	6,649	3,780
		5,469

Armenia—0.6%
Republic of Armenia
144A 3.600%, 2/2/31(2)	742	623
RegS 3.600%, 2/2/31(4)	1,181	993
		1,616

Bahrain—1.9%
Kingdom of Bahrain
144A 5.625%, 9/30/31(2)	368	357
144A 5.250%, 1/25/33(2)	1,753	1,619
144A 5.625%, 5/18/34(2)	122	114
144A 7.500%, 2/12/36(2)	1,655	1,750
RegS 5.625%, 9/30/31(4)	1,000	971
		4,811

Bermuda—0.3%
Government of Bermuda 144A 4.750%, 2/15/29(2)	661	657
Brazil—2.4%
Federative Republic of Brazil
3.875%, 6/12/30	4,927	4,521
6.250%, 3/18/31	424	438
6.000%, 10/20/33	239	239
5.625%, 2/21/47	59	51
7.125%, 5/13/54	953	976
		6,225

	Par Value(1)	Value

Chile—2.7%
Republic of Chile
2.550%, 1/27/32	$ 2,392	$ 2,086
3.500%, 1/31/34	990	898
4.950%, 1/5/36	1,925	1,925
3.860%, 6/21/47	649	528
3.500%, 4/15/53	2,111	1,572
		7,009

Colombia—2.7%
Republic of Colombia
4.500%, 3/15/29	535	502
3.250%, 4/22/32	3	2
7.500%, 2/2/34	1,194	1,231
8.000%, 11/14/35	637	676
6.125%, 1/18/41	2,271	1,979
4.125%, 2/22/42	153	105
5.200%, 5/15/49	2,663	1,954
8.750%, 11/14/53	461	502
		6,951

Costa Rica—1.2%
Costa Rica Government
144A 6.550%, 4/3/34(2)	308	324
144A 7.300%, 11/13/54(2)	978	1,059
RegS 6.550%, 4/3/34(4)	804	847
RegS 7.000%, 4/4/44(4)	720	758
		2,988

Dominican Republic—2.6%
Dominican Republic
144A 4.500%, 1/30/30(2)	639	605
144A 4.875%, 9/23/32(2)	1,214	1,143
144A 6.600%, 6/1/36(2)	1,026	1,078
RegS 5.950%, 1/25/27(4)	1,327	1,339
RegS 4.875%, 9/23/32(4)	1,055	993
RegS 5.300%, 1/21/41(4)	1,336	1,213
RegS 6.500%, 2/15/48(4)	259	262
		6,633

Ecuador—2.3%
Republic of Ecuador
144A 6.900%, 7/31/30(2)(5)	1,131	805
RegS 6.900%, 7/31/30(4)(5)	6,921	4,924
RegS 5.500%, 7/31/35(4)(5)	43	24
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Ecuador—continued
RegS 5.000%, 7/31/40(4)(5)	$ 512	$ 259
		6,012

Egypt—3.0%
Arab Republic of Egypt
144A 3.875%, 2/16/26(2)	155	146
144A 5.800%, 9/30/27(2)	411	377
144A 5.875%, 2/16/31(2)	1	1
144A 7.625%, 5/29/32(2)	3,605	3,087
144A 7.903%, 2/21/48(2)	24	18
144A 8.875%, 5/29/50(2)	1,127	896
144A 7.500%, 2/16/61(2)	3,538	2,442
RegS 8.700%, 3/1/49(4)	847	662
		7,629

El Salvador—1.0%
Republic of El Salvador
RegS 6.375%, 1/18/27(4)	483	452
RegS 8.250%, 4/10/32(4)	1,729	1,473
RegS 7.125%, 1/20/50(4)	570	395
RegS 9.500%, 7/15/52(4)	257	218
		2,538

Ethiopia—1.0%
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(2)(6)	3,299	2,547
Gabon—0.8%
Republic of Gabon
144A 6.950%, 6/16/25(2)	1,158	1,082
144A 6.625%, 2/6/31(2)	880	672
144A 7.000%, 11/24/31(2)	505	385
		2,139

Ghana—1.5%
Republic of Ghana
RegS 8.125%, 3/26/32(4)(6)	2,270	1,192
RegS 8.625%, 4/7/34(4)(6)	3,190	1,676
	Par Value(1)	Value

Ghana—continued
RegS 8.950%, 3/26/51(4)(6)	$ 1,764	$ 930
		3,798

Guatemala—1.1%
Republic of Guatemala
144A 3.700%, 10/7/33(2)	1,890	1,609
144A 6.600%, 6/13/36(2)	1,040	1,085
		2,694

Honduras—0.2%
Honduras Government
RegS 6.250%, 1/19/27(4)	305	295
RegS 5.625%, 6/24/30(4)	292	259
		554

Hungary—2.3%
Hungary Government International Bond
144A 5.500%, 3/26/36(2)	1,976	1,990
144A 6.750%, 9/25/52(2)	1,499	1,688
RegS 2.125%, 9/22/31(4)	931	767
RegS 3.125%, 9/21/51(4)	582	385
Magyar Export-Import Bank Zrt 144A 6.125%, 12/4/27(2)	943	960
		5,790

India—0.3%
Export-Import Bank India RegS 2.250%, 1/13/31(4)	844	719
Indonesia—1.1%
Republic of Indonesia
4.650%, 9/20/32	909	909
144A 5.250%, 1/8/47(2)	425	436
RegS 6.750%, 1/15/44(4)	898	1,082
RegS 5.125%, 1/15/45(4)	332	336
		2,763

Iraq—0.2%
Republic of Iraq RegS 5.800%, 1/15/28(4)	505	479
Ivory Coast—1.1%
Republic of Ivory Coast
144A 6.125%, 6/15/33(2)	669	612

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Ivory Coast—continued
RegS 5.750%, 12/31/32(4)(5)	$ 174	$ 164
RegS 6.625%, 3/22/48(4)	2,418EUR	2,142
		2,918

Jordan—0.9%
Kingdom of Jordan
144A 5.850%, 7/7/30(2)	616	581
144A 7.375%, 10/10/47(2)	1,202	1,091
RegS 7.375%, 10/10/47(4)	641	582
		2,254

Kenya—0.8%
Republic of Kenya
144A 9.750%, 2/16/31(2)	745	722
144A 8.000%, 5/22/32(2)	868	771
RegS 7.250%, 2/28/28(4)	471	432
		1,925

Lebanon—0.2%
Lebanese Republic
RegS 5.800%, 4/14/20(4)(6)	1,561	98
RegS 8.250%, 4/12/21(4)(6)	3,735	233
RegS 6.400%, 5/26/23(4)(6)	1,325	83
		414

Mexico—1.7%
United Mexican States
4.500%, 4/22/29	527	516
3.500%, 2/12/34	750	632
6.350%, 2/9/35	415	431
6.000%, 5/7/36	301	304
4.750%, 3/8/44	325	271
5.000%, 4/27/51	686	570
6.400%, 5/7/54	1,586	1,571
		4,295

Morocco—0.8%
Kingdom of Morocco
144A 3.000%, 12/15/32(2)	951	803
144A 4.000%, 12/15/50(2)	1,233	897
RegS 4.000%, 12/15/50(4)	406	295
		1,995

	Par Value(1)	Value

Mozambique—0.2%
Republic of Mozambique 144A 9.000%, 9/15/31(2)(5)	$ 490	$ 412
Nigeria—2.1%
Republic of Nigeria
144A 6.500%, 11/28/27(2)	779	726
144A 6.125%, 9/28/28(2)	858	772
144A 8.375%, 3/24/29(2)	654	633
144A 7.875%, 2/16/32(2)	734	653
144A 7.375%, 9/28/33(2)	932	779
RegS 8.747%, 1/21/31(4)	1,145	1,093
RegS 7.375%, 9/28/33(4)	794	664
		5,320

Oman —1.9%
Oman Government International Bond
144A 5.625%, 1/17/28(2)	1,146	1,170
144A 6.000%, 8/1/29(2)	647	674
144A 7.375%, 10/28/32(2)	1,222	1,390
144A 6.500%, 3/8/47(2)	1,516	1,601
		4,835

Pakistan—1.1%
Islamic Republic of Pakistan
144A 6.000%, 4/8/26(2)	2,265	2,078
144A 6.875%, 12/5/27(2)	258	224
144A 7.375%, 4/8/31(2)	629	501
		2,803

Panama—2.9%
Panama Bonos del Tesoro 3.362%, 6/30/31	2,575	2,113
Republic of Panama
3.875%, 3/17/28	198	187
3.160%, 1/23/30	1,452	1,260
2.252%, 9/29/32	1,637	1,225
6.700%, 1/26/36	999	1,017
8.000%, 3/1/38	1,156	1,274
6.853%, 3/28/54	422	414
		7,490

Papua New Guinea —0.1%
Papua New Guinea Government International Bond 144A 8.375%, 10/4/28(2)	261	253

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Paraguay—0.8%
Republic of Paraguay
RegS 2.739%, 1/29/33(4)	$ 1,506	$ 1,269
RegS 6.100%, 8/11/44(4)	797	804
		2,073

Peru—2.0%
Republic of Peru
2.783%, 1/23/31	942	833
8.750%, 11/21/33	710	889
3.000%, 1/15/34	1,090	925
5.375%, 2/8/35	397	404
5.875%, 8/8/54	1,912	1,993
		5,044

Philippines—2.1%
Republic of Philippines
1.950%, 1/6/32	3,580	2,984
5.000%, 7/17/33	872	889
3.700%, 2/2/42	1,753	1,484
		5,357

Poland—2.8%
Republic of Poland
4.875%, 10/4/33	212	214
5.125%, 9/18/34	6,203	6,362
5.500%, 4/4/53	669	684
		7,260

Qatar—2.3%
State of Qatar
144A 3.750%, 4/16/30(2)	1,197	1,176
144A 5.750%, 1/20/42(2)	1,530	1,695
144A 5.103%, 4/23/48(2)	1,491	1,519
144A 4.400%, 4/16/50(2)	967	890
RegS 4.400%, 4/16/50(4)	687	632
		5,912

Romania—2.5%
Romania Government International Bond
144A 5.875%, 1/30/29(2)	2,212	2,251
144A 7.125%, 1/17/33(2)	560	606
144A 2.875%, 4/13/42(2)	821EUR	602
RegS 4.125%, 3/11/39(4)	201EUR	186
RegS 5.125%, 6/15/48(4)	2,782	2,372
	Par Value(1)	Value

Romania—continued
RegS 4.000%, 2/14/51(4)	$ 446	$ 318
		6,335

Russia—0.0%
Russian Federation - Eurobond RegS 5.100%, 3/28/35(4)(6)(7)	100	40
Saudi Arabia—2.5%
Saudi International Bond
144A 5.000%, 1/16/34(2)	621	631
144A 5.750%, 1/16/54(2)	4,248	4,333
144A 3.750%, 1/21/55(2)	1,029	767
RegS 3.750%, 1/21/55(4)	902	673
		6,404

Senegal—0.6%
Republic of Senegal
144A 6.250%, 5/23/33(2)	446	387
144A 6.750%, 3/13/48(2)	343	255
RegS 7.750%, 6/10/31(4)	867	837
		1,479

Serbia—0.8%
Republic of Serbia
144A 2.125%, 12/1/30(2)	747	615
144A 6.000%, 6/12/34(2)	276	280
RegS 2.050%, 9/23/36(4)	1,496EUR	1,205
		2,100

South Africa—1.7%
Republic of South Africa
4.300%, 10/12/28	366	348
5.875%, 4/20/32	2,189	2,129
5.750%, 9/30/49	1,562	1,257
7.300%, 4/20/52	771	742
		4,476

Sri Lanka—0.9%
Republic of Sri Lanka
RegS 6.350%, 6/28/25(4)(6)	1,156	607
RegS 6.200%, 5/11/27(4)(6)	2,475	1,292

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Sri Lanka—continued
RegS 7.550%, 3/28/30(4)(6)	$ 640	$ 338
		2,237

Trinidad and Tobago—0.5%
Trinidad & Tobago Government International Bond 144A 6.400%, 6/26/34(2)	1,237	1,264
Turkey—4.2%
Hazine Mustesarligi Varl
144A 8.509%, 1/14/29(2)	1,387	1,498
RegS 9.758%, 11/13/25(4)	276	290
Republic of Turkiye
9.875%, 1/15/28	303	337
9.375%, 3/14/29	3,500	3,907
6.500%, 9/20/33	2,921	2,815
5.750%, 5/11/47	2,550	2,015
		10,862

Ukraine—0.8%
Ukraine Government Bond
144A 7.750%, 9/1/27(2)(6)	423	136
144A 7.750%, 9/1/28(2)(6)	518	161
144A 0.000%, 2/1/30(2)(5)	58	24
144A 6.876%, 5/21/31(2)(6)	1,160	350
144A 0.000%, 2/1/34(2)(5)	216	67
144A 1.750%, 2/1/34(2)(5)	530	232
144A 0.000%, 2/1/35(2)(5)	183	73
144A 1.750%, 2/1/35(2)(5)	265	114
144A 0.000%, 2/1/36(2)(5)	152	60
144A 1.750%, 2/1/36(2)(5)	265	113
RegS 0.000%, 2/1/30(4)(5)	45	19
RegS 9.750%, 11/1/30(4)(6)	272	87
RegS 0.000%, 2/1/34(4)(5)	168	52
RegS 1.750%, 2/1/34(4)(5)	412	180
RegS 0.000%, 2/1/35(4)(5)	142	57
RegS 1.750%, 2/1/35(4)(5)	247	106
RegS 0.000%, 2/1/36(4)(5)	118	47
	Par Value(1)	Value

Ukraine—continued
RegS 1.750%, 2/1/36(4)(5)	$ 165	$ 70
		1,948

United Arab Emirates—0.9%
Abu Dhabi Government International Bond 144A 3.000%, 9/15/51(2)	767	547
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(2)	2,697	1,837
		2,384

Uruguay—0.5%
Republica Orient Uruguay
5.750%, 10/28/34	713	772
5.100%, 6/18/50	242	240
4.975%, 4/20/55	375	361
		1,373

Uzbekistan—0.0%
Uzbekistan International Bond 144A 5.375%, 5/29/27(2)	108EUR	120
Venezuela—0.3%
Bolivarian Republic of Venezuela RegS 7.750%, 10/13/19(4)(6)	5,949	767
Zambia—0.3%
Republic of Zambia
144A 5.750%, 6/30/33(2)(5)	550	481
144A 0.500%, 12/31/53(2)	516	256
		737

Total Foreign Government Securities (Identified Cost $182,470)		187,727

Corporate Bonds and Notes—21.5%
Argentina—0.2%
MSU Energy S.A. 144A 6.875%, 2/1/25(2)	305	262
YPF S.A. 144A 9.500%, 1/17/31(2)	272	285
		547

Azerbaijan—0.7%
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(2)	481	489
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	1,146	1,209
		1,698

Brazil—1.0%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(2)	258	279

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Brazil—continued
Braskem Netherlands Finance B.V. 144A 4.500%, 1/10/28(2)	$ 155	$ 145
FORESEA Holding S.A. 144A 7.500%, 6/15/30(2)	304	288
Iochpe-Maxion Austria GmbH 144A 5.000%, 5/7/28(2)	76	71
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	311	280
Movida Europe S.A. 144A 7.850%, 4/11/29(2)	288	271
MV24 Capital B.V. 144A 6.748%, 6/1/34(2)	306	298
OHI Group S.A. 144A 13.000%, 7/22/29(2)	210	205
Samarco Mineracao S.A. PIK 144A 9.000%, 6/30/31(2)(8)	224	209
Trident Energy Finance plc 144A 12.500%, 11/30/29(2)	166	173
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(2)	313	328
		2,547

Chile—0.6%
ATP Tower Holdings LLC 144A 4.050%, 4/27/26(2)	290	278
Empresa Nacional del Petroleo RegS 5.250%, 11/6/29(4)	1,138	1,135
		1,413

Colombia—0.6%
AL Candelaria -spain- S.A. RegS 5.750%, 6/15/33(4)	554	454
Banco Davivienda S.A.
144A 6.650%(2)(9)	147	122
RegS 6.650%(4)(9)	225	187
Geopark Ltd. 144A 5.500%, 1/17/27(2)	157	148
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)	236	229
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(2)	389	353
		1,493

Czech Republic—0.1%
CPI Property Group S.A. RegS 1.625%, 4/23/27(4)(5)	200EUR	198
Georgia—0.8%
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	2,330	2,093
Ghana—0.5%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(4)	300	297
Tullow Oil plc RegS 7.000%, 3/1/25(4)	988	962
		1,259

	Par Value(1)	Value

India—0.3%
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(4)	$ 294	$ 264
Adani Ports & Special Economic Zone Ltd. 144A 3.100%, 2/2/31(2)	255	214
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	280	237
Vedanta Resources Finance II plc RegS 13.875%, 12/9/28(4)	139	139
		854

Indonesia—1.4%
Indonesia Asahan Aluminium PT 144A 5.800%, 5/15/50(2)	2,006	1,959
Medco Bell Pte Ltd. RegS 6.375%, 1/30/27(4)	70	69
Minejesa Capital B.V. 144A 5.625%, 8/10/37(2)	350	333
Pertamina Persero PT RegS 6.000%, 5/3/42(4)	561	585
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara RegS 5.250%, 10/24/42(4)	783	734
		3,680

Israel—0.1%
Energean Israel Finance Ltd. 144A, RegS 4.875%, 3/30/26(2)(4)	310	295
Kazakhstan—0.3%
QazaqGaz NC JSC 144A 4.375%, 9/26/27(2)	802	771
Macau—0.2%
Studio City Finance Ltd. 144A 5.000%, 1/15/29(2)	610	543
Malaysia—0.9%
Petronas Capital Ltd.
RegS 3.500%, 4/21/30(4)	405	384
RegS 4.550%, 4/21/50(4)	2,061	1,868
		2,252

Mexico—6.0%
Banco Mercantil del Norte S.A. 144A 5.875% (2)(9)	428	418
BBVA Bancomer S.A.
144A 5.350%, 11/12/29(2)	204	202
144A 5.125%, 1/18/33(2)	307	291
Braskem Idesa SAPI 144A 6.990%, 2/20/32(2)	267	208
Comision Federal de Electricidad RegS 3.875%, 7/26/33(4)	2,614	2,204
Grupo Aeromexico SAB de C.V. 144A 8.500%, 3/17/27(2)	276	278
Petroleos Mexicanos
6.500%, 1/23/29	852	782
6.625%, 6/15/35	1,691	1,314
7.690%, 1/23/50	3,727	2,766
6.950%, 1/28/60	2,483	1,691

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Mexico—continued
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(4)	$ 5,283	$ 4,544
Sixsigma Networks Mexico S.A. de C.V. 144A 7.500%, 5/2/25(2)	661	655
		15,353

Nigeria—0.1%
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	387	386
Peru—0.7%
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(2)	141	137
Peru Payroll Deduction Finance Ltd. RegS 0.000%, 11/1/29(4)(10)	1,172	992
Petroleos del Peru S.A. RegS 5.625%, 6/19/47(4)	968	611
		1,740

Saudi Arabia—2.5%
Gaci First Investment Co. RegS 4.875%, 2/14/35(4)	4,050	3,998
Saudi Arabian Oil Co. 144A 5.875%, 7/17/64(2)	2,359	2,389
		6,387

South Africa—0.7%
Eskom Holdings SOC Ltd. 144A 8.450%, 8/10/28(2)	1,304	1,352
Prosus N.V. 144A 3.832%, 2/8/51(2)	150	100
Sasol Financing USA LLC 4.375%, 9/18/26	380	366
		1,818

Tanzania—0.1%
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	200	201
Turkey—0.3%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(2)	361	357
Sisecam UK plc 144A 8.250%, 5/2/29(2)	316	327
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	134	138
		822

Ukraine—0.3%
Metinvest B.V. 144A 8.500%, 4/23/26(2)	200	159
NPC Ukrenergo 144A 6.875%, 11/9/28(2)(6)	502	276
State Savings Bank of Ukraine Via SSB #1 plc RegS 9.625%, 3/20/25(3)(4)(5)	70	66
	Par Value(1)	Value

Ukraine—continued
VF Ukraine PAT via VFU Funding plc 144A 6.200%, 2/11/25(2)(3)	$ 200	$ 177
		678

United Arab Emirates—2.1%
Abu Dhabi Crude Oil Pipeline LLC 144A 4.600%, 11/2/47(2)	200	186
DAE Funding LLC 144A 3.375%, 3/20/28(2)	593	559
DP World Ltd.
144A 6.850%, 7/2/37(2)	491	556
144A 4.700%, 9/30/49(2)	436	383
RegS 4.700%, 9/30/49(4)	500	439
DP World Salaam RegS 6.000% (4)(9)	2,145	2,135
MAF Global Securities Ltd. RegS 6.375% (4)(9)	250	250
MDGH GMTN RSC Ltd. 144A 5.875%, 5/1/34(2)	723	785
		5,293

Uzbekistan—0.9%
Uzauto Motors AJ 144A 4.850%, 5/4/26(2)	2,484	2,329
Vietnam—0.1%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	250	240
Total Corporate Bonds and Notes (Identified Cost $55,064)		54,890

	Shares
Affiliated Mutual Funds—1.8%
Fixed Income Funds—1.8%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(11)(12)	257,327	2,077
Virtus Stone Harbor Local Markets Fund Class I(11)(12)(13)	306,586	2,581
Total Affiliated Mutual Funds (Identified Cost $4,457)		4,658

Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $155)		93

	Par Value(1)
Credit Linked Notes—1.3%
Iraq—1.3%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(14)(15)	226,700JPY	1,420
(Counterparty: BOA) 3.404%, 1/1/28(14)(15)	103,291JPY	645
(Counterparty: BOA) 3.540%, 1/6/28(14)(15)	222,625JPY	1,393

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
Value
Iraq—continued
Total Credit Linked Notes (Identified Cost $5,345)	$ 3,458

Total Long-Term Investments—98.0% (Identified Cost $247,491)	250,826

TOTAL INVESTMENTS—98.0% (Identified Cost $247,491)	$250,826
Other assets and liabilities, net—2.0%	5,028
NET ASSETS—100.0%	$255,854

Abbreviations:
DAC	Designated Activity Company
GMTN	Global Medium Term Note
JSC	Joint Stock Company
LLC	Limited Liability Company
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities amounted to a value of $96,210 or 37.6% of net assets.
(3)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of August 31, 2024.
(6)	Security in default; no interest payments are being received.
(7)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(8)	100% of the income received was in PIK.
(9)	No contractual maturity date.
(10)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(11)	Affiliated investment.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Non-income producing.
(14)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(15)	Variable rate security. Rate disclosed is as of August 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Counterparties:
BOA	Bank of America
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
CNH	Chinese Yuan Offshore
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
Mexico	8%
Saudi Arabia	5
Turkey	5
Brazil	3
Colombia	3
Chile	3
United Arab Emirates	3
Other	70
Total	100%
† % of total investments as of August 31, 2024.

Open purchased option contracts as of August 31, 2024 were as follows:
Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Call USD 2,208 versus Put CNH 16,284	GS	2,208,340	$16,284	7.37	05/14/25	$10
Call USD 3,811 versus Put CNH 28,098	GS	3,811,000	28,098	7.37	05/30/25	18
Put Option(2)
Put AUD 9,565 versus Call USD 5,996	GS	9,565,000	5,996	0.63	05/30/25	65
Total						$93

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Over-the-counter options.

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
Forward foreign currency exchange contracts as of August 31, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	364	USD	398	JPM	10/10/24	$5	$—
USD	4,882	EUR	4,447	JPM	10/10/24	—	(42)
USD	3,485	JPY	507,734	JPM	10/10/24	—	(9)
Total						$5	$(51)
The following table summarizes the value of the Fund’s investments as of August 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$187,727	$—	$187,727	$—
Corporate Bonds and Notes	54,890	—	54,890	—
Credit Linked Notes	3,458	—	—	3,458
Affiliated Mutual Funds	4,658	4,658	—	—
Other Financial Instruments:
Purchased Options	93	—	93	—
Forward Foreign Currency Exchange Contract*	5	—	5	—
Total Assets	250,831	4,658	242,715	3,458
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(51)	—	(51)	—
Total Liabilities	(51)	—	(51)	—
Total Investments	$250,780	$4,658	$242,664	$3,458

*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Credit Linked Notes
Investments in Securities
Balance as of May 31, 2024:	$ 3,730	$ 3,730
Accrued discount/(premium)	22	22
Net realized gain (loss)	(270)	(270)
Net change in unrealized appreciation (depreciation)(a)	468	468
Sales(b)	(492)	(492)
Balance as of August 31, 2024	$ 3,458	$ 3,458
(a) The net change in unrealized appreciation (depreciation) on investments still held at August 31, 2024, was $468.
(b) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT INCOME FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.